Share-Based Compensation And Other Related Information - Option Activity (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of share-based payment arrangements [Abstract]
Share options outstanding, beginning (shares)	1,143,348	1,143,348	698,387	698,387
Granted (shares)			22,788	22,788
Granted (shares)	7,605	7,605
Granted pursuant to the Tahoe Acquisition (shares)			835,874	835,874
Exercised (shares)	(329,711)	(329,711)	(244,299)	(244,299)
Expired (shares)	(482,438)	(482,438)	(141,604)	(141,604)
Forfeited (shares)	(21,387)	(21,387)	(27,798)	(27,798)
Share options outstanding, ending (shares)	317,417	317,417	1,143,348	1,143,348
Outstanding, beginning of period (CAD$ per share) | $ / shares	$ 33.84		$ 15.00
Granted (CAD$ per share) | (per share)		$ 39.45	26.54	$ 26.54
Granted (CAD$ per share) | $ / shares	39.48
Granted pursuant to the Tahoe Acquisition (CAD$ per share) | $ / shares			48.47
Exercised (CAD$ per share) | $ / shares	19.23		15.10
Expired (CAD$ per share) | $ / shares	53.41		58.45
Forfeited (CAD$ per share) | $ / shares	43.08		34.00
Outstanding, end of period (CAD$ per share) | $ / shares	$ 18.78		$ 33.84